Net Gains on Sales of Loans	9 Months Ended
Sep. 30, 2022
Net (Losses)/Gains on Sales of Loans [Abstract]
Net gains on sales of loans
13	Net gains on sales of loans

As mentioned in Note 4, the Group transferred the delinquent loans to third parties. Net gains on sale of loans which summarizes the received from sales of loans are net gains of RMB17,878,084 and RMB51,040,366 for the period from January 1 to September 30, 2021 and 2022, respectively.